COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Rental Payments
Year ended December 31

2013	$715
2014	583
2015	501
2016	488
Total	$2,287